CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	[1]	$ 257	$ 710
Restricted cash	[1]	12	10
Accounts and notes receivable (net of allowance for doubtful accounts of $26 and $34, respectively), ($438 and $472 pledged as collateral, respectively)	[1]	1,420	1,665
Accounts receivable from affiliates		340	346
Inventories	[1]	1,692	2,025
Prepaid expenses		111	61
Deferred income taxes			62
Other current assets	[1]	306	306
Total current assets		4,138	5,185
Property, plant and equipment, net	[1]	4,410	4,375
Investment in unconsolidated affiliates		347	350
Intangible assets, net	[1]	86	96
Goodwill		116	122
Deferred income taxes		418	435
Other noncurrent assets	[1]	573	459
Total assets		10,088	11,022
Current liabilities:
Accounts payable	[1]	1,034	1,218
Accounts payable to affiliates		52	74
Accrued liabilities	[1]	683	736
Deferred income taxes			52
Notes payable to affiliates		100	100
Current portion of debt	[1]	170	267
Total current liabilities		2,039	2,447
Long-term debt	[1]	4,625	4,854
Notes payable to affiliates		698	656
Deferred income taxes		418	326
Other noncurrent liabilities	[1]	1,224	1,443
Total liabilities		$ 9,004	$ 9,726
Commitments and contingencies (Notes 19 and 20)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding		$ 3,196	$ 3,166
Accumulated deficit		(983)	(956)
Accumulated other comprehensive loss		(1,316)	(1,087)
Total Huntsman International LLC members' equity		897	1,123
Noncontrolling interests in subsidiaries		187	173
Total equity		1,084	1,296
Total liabilities and equity		$ 10,088	$ 11,022

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”